                                Separate Account Ten


                                         of


                          Integrity Life Insurance Company

                                Semi-Annual Report


                                   June 30, 1998




                                      Contents

President's Letter . . . . . . . . . . . . . . . . . . . . . . . . . . . 1
Financial Statements, Financial Highlights, and Schedule of
  Investments:
     Select Ten Plus Division-June . . . . . . . . . . . . . . . . . . . 2
Notes to Financial Statements. . . . . . . . . . . . . . . . . . . . . . 6










THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE UNIT HOLDERS OF THE SEPARATE ACCOUNT. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE SEPARATE ACCOUNT UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. NEITHER THE SEPARATE ACCOUNT NOR ARM SECURITIES CORPORATION, THE PRINCIPAL UNDERWRITER FOR SEPARATE ACCOUNT UNITS, IS A BANK AND SEPARATE ACCOUNT UNITS ARE NOT BACKED OR GUARANTEED BY ANY BANK OR INSURED BY THE FEDERAL DEPOSITORY INSURANCE CORPORATION.

June 30, 1998



Dear Unit  Holders:


I am pleased to introduce the Separate Account Ten semi-annual report for the fiscal period ended June 30, 1998. The semi-annual report details the investment holdings in the June Division of Separate Account Ten as of June 30, 1998, as well as other financial information.

Separate Account Ten, which follows the popular "Dogs of the Dow" investment strategy, exists for the sole purpose of helping to provide a valuable tool that assists you in meeting your investment objectives.

Thank you for your confidence. If you have any questions or comments, please contact us at your convenience.

Sincerely,



Edward J. Haines
President

               Separate Account Ten of Integrity Life Insurance Company

                         Statement of Assets and Liabilities

                                      Unaudited


                                                                                            SELECT TEN PLUS
                                                                                             DIVISION-JUNE
                                                                                             -------------
                                                                                             JUNE 30, 1998
                                                                                             -------------
ASSETS
   Investments in securities, at value (cost $1,949,101)--See accompanying schedule           $1,930,528
   Receivable for units sold                                                                   1,962,710
                                                                                              ----------
TOTAL ASSETS                                                                                   3,893,238


LIABILITIES
   Payable for investment securities purchased                                                 1,949,101
   Accrued expenses                                                                                   99
                                                                                              ----------
TOTAL LIABILITIES                                                                              1,949,200
                                                                                              ----------

NET ASSETS                                                                                    $1,944,038
                                                                                              ----------
                                                                                              ----------

UNIT VALUE, offering and redemption price per unit                                            $     9.90
                                                                                              ----------
                                                                                              ----------

Units outstanding                                                                               196,284
                                                                                              ----------
                                                                                              ----------


                              Statement of Operations


                                     Unaudited






                                                                 JUNE 29, 1998
                                                               (COMMENCEMENT OF
                                                                  OPERATIONS)
                                                                   THROUGH
                                                                 JUNE 30, 1998
                                                                 -------------
INVESTMENT INCOME                                                  $      -

EXPENSES
   Mortality and expense risk and administrative charges                (72)
   Investment advisory and management fees                              (27)
                                                                   --------
     Total expenses                                                     (99)
                                                                   --------
Net investment loss                                                     (99)


UNREALIZED LOSS ON INVESTMENTS
     Unrealized depreciation on investment securities               (18,573)
                                                                   --------
Net loss on investments                                             (18,573)
                                                                   --------

Net decrease in net assets resulting from operations               $(18,672)
                                                                   --------
                                                                   --------

SEE ACCOMPANYING NOTES.

               Separate Account Ten of Integrity Life Insurance Company

                          Statement of Changes in Net Assets

                                      Unaudited


                                                                    SELECT TEN
                                                                       PLUS
                                                                   DIVISION-JUNE
                                                                   -------------
                                                                   JUNE 29, 1998
                                                                  (COMMENCEMENT
                                                                  OF OPERATIONS)
                                                                     THROUGH
                                                                   JUNE 30, 1998
                                                                   -------------
INCREASE (DECREASE) IN NET ASSETS

Operations:
   Net investment loss                                            $       (99)
   Change in unrealized depreciation                                  (18,573)
                                                                  -----------
     Net decrease in net assets resulting from operations             (18,672)

Contract related transactions:
   Contributions from contract holders                              1,962,710
                                                                  -----------

Total increase in net assets                                        1,944,038

NET ASSETS
Beginning of period                                                         -
                                                                  -----------
End of period                                                     $ 1,944,038
                                                                  -----------
                                                                  -----------

SEE ACCOMPANYING NOTES.

              Separate Account Ten of Integrity Life Insurance Company

                                Financial Highlights

                                     Unaudited


                                                                    SELECT TEN
                                                                       PLUS
                                                                   DIVISION-JUNE
                                                                   -------------
                                                                   JUNE 29, 1998
                                                                   (COMMENCEMENT
                                                                         OF
                                                                    OPERATIONS)
                                                                      THROUGH
                                                                   JUNE 30, 1998
                                                                   -------------
SELECTED PER-UNIT DATA
 Unit value, beginning of period                                     $ 10.00
 Loss from investment operations:
   Net investment loss                                                     -
   Net unrealized loss on investments                                  (0.10)
                                                                      ------
   Total from investment operations                                    (0.10)
                                                                      ------
 Unit value, end of period                                           $  9.90
                                                                      ------
                                                                      ------

TOTAL RETURN                                                           (1.00%)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                             $ 1,944
Ratio of expenses to average net assets                                 1.86%*
Ratio of net investment loss to average net assets                      1.86%*

*    Annualized

              Separate Account Ten of Integrity Life Insurance Company

                              Schedule of Investments

                                   June 30, 1998

                                     Unaudited


                                               SELECT TEN PLUS DIVISION-JUNE
                                               -----------------------------
                                                    NUMBER
                                                   OF SHARES      VALUE
                                                   ---------      -----
COMMON STOCKS (100%)

BASIC MATERIALS (10.7%)
International Paper Company                          4,800       $206,400


CAPITAL GOODS (21.0%)
Caterpillar, Inc.                                    3,890        205,684
Minnesota Mining & Manufacturing                     2,440        200,538
                                                                  -------
                                                                  406,222

COMMUNICATION SERVICES (10.5%)
AT&T Corporation                                     3,550        202,794


CONSUMER CYCLICAL (21.2%)
Eastman Kodak Company                                2,840        207,495
General Motors Corporation                           3,030        202,442
                                                                  -------
                                                                  409,937

CONSUMER STAPLE (10.5%)
Philip Morris Company, Inc.                          5,140        202,388


ENERGY (21.1%)
Chevron Corporation                                  2,450        203,503
Exxon Corporation                                    2,850        203,241
                                                                  -------
                                                                  406,744

FINANCIAL (5.0%)
J.P. Morgan Company, Inc.                              820         96,043
                                                                ---------
TOTAL COMMON STOCKS (Cost $1,949,101)                           1,930,528
                                                                ---------
TOTAL INVESTMENTS (100.0%)                                     $1,930,528
                                                                ---------
                                                                ---------

OTHER INFORMATION:
     At June 30, 1998, net unrealized depreciation for tax purposes aggregated $18,573 of which $2,053 related to appreciated investment securities and $20,626 related to depreciated investment securities. The aggregate cost of securities is the same for book and tax purposes.

SEE ACCOMPANYING NOTES.

              Separate Account Ten of Integrity Life Insurance Company

                            Notes to Financial Statements

                                   June 30, 1998

                                     Unaudited



1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

Separate Account Ten of Integrity Life Insurance Company (the "Separate Account") was formed as of February 4, 1998. The Separate Account is registered under the Investment Company Act of 1940 as a management investment company. Contributions to the Separate Account are presently limited to PINNACLE contract holders. PINNACLE is a flexible premium variable annuity product issued by Integrity Life Insurance Company ("Integrity"). The Separate Account is currently divided into four divisions: Select Ten Plus Division-March, Select Ten Plus Division-June, Select Ten Plus Division-September, and Select Ten Plus Division-December ("Division(s)"). Each Division is a non-diversified investment company which invests directly in securities. The Divisions seek total return by acquiring the ten highest yielding stocks in the Dow Jones Industrial Average ("DJIA") in equal weights and holding them for approximately twelve months. To the extent any of the ten highest yielding stocks qualifying for a Division are reasonably believed to receive 15% or more of their revenues from securities-related activities, the Division will allocate a maximum of 5% of its assets to each of those stocks, and will allocate the remainder of its assets among the remaining stocks not so limited. The Separate Account has applied to the Securities and Exchange Commission for exemptive relief from this limitation, but there is no assurance as to when or if it will be granted. Each Division is open for new investments on only one day of each year. The twelve month holding period begins on the last business day of the month for which the Division is named. For example, the Select Ten Plus Division-June invests only on the last business day of June each year. As of June 30, 1998, the June Division was the only Division that had invested assets. The assets of the Separate Account are owned by Integrity.

ARM Securities Corporation ("ARM Securities"), a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc., distributes units of the Separate Account. Integrity Capital Advisors, Inc. ("Integrity Capital"), an investment adviser registered under the Investment Advisers Act of 1940, provides management services to the Separate Account pursuant to a management agreement. National Asset Management Corporation ("National Asset"), an investment adviser registered under the Investment Advisers Act of 1940, serves as the sub-adviser of the Divisions pursuant to a sub-advisory agreement.

ARM Financial Group, Inc. ("ARM") is the ultimate parent of Integrity, Integrity Capital and ARM Securities. ARM specializes in the asset accumulation business, providing retail and institutional customers with products and services designed to serve the growing long-term savings and retirement markets. At June 30, 1998, ARM had approximately $8.4 billion of assets under management.

              Separate Account Ten of Integrity Life Insurance Company

                                     Unaudited


1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

BASIS OF PRESENTATION

The accompanying financial statements have been prepared in accordance with generally accepted accounting principles for investment companies.

SECURITY VALUATION

Common stocks are valued at the last sale price on the exchange on which they are primarily traded.

SECURITY TRANSACTIONS

Securities transactions are accounted for as of trade date net of brokerage fees, commissions and transfer fees. Interest income is accrued daily. Dividend income is recorded on the ex-dividend date. Realized gains and losses on sales of investments are determined on the basis of the first-in, first-out method for all of the Divisions.

FEDERAL INCOME TAX MATTERS

The Separate Account complied with the requirements of the Internal Revenue Code applicable to regulated investment companies and distributed its taxable net investment income and net realized gains. Therefore, no provision for federal or state income tax is required.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.   EXPENSES

Integrity assumes mortality and expense risks and incurs certain administrative expenses related to the operations of the Separate Account and deducts a charge from the assets of the Separate Account at an annual rate of 1.20% and 0.15% of net assets, respectively, to cover these risks and expenses. In addition, an annual charge of $30 per contract is assessed if the contract holder's account value is less than $50,000 at the end of any participation year prior to the contract holder's retirement date (as defined by the contract).

              Separate Account Ten of Integrity Life Insurance Company

                                     Unaudited



3.   INVESTMENT ADVISORY AGREEMENTS AND PAYMENTS TO RELATED PARTIES

Integrity Capital serves as investment adviser of the Divisions and National Asset serves as the sub-adviser of the Divisions. For providing investment management services to the Divisions, Integrity Capital receives a monthly fee based on an annual rate of .50% of each Division's average daily net assets. Integrity Capital pays sub-advisory fees to National Asset for its services under a sub-advisory agreement at an annual rate of .10% of the Divisions' average daily net assets up to $100 million, and .05% of the Divisions' average daily net assets in excess of $100 million. Integrity Capital has guaranteed it will pay National Asset a minimum sub-advisory fee of $25,000 during the Divisions' first year of operations.


Certain officers and directors of the Separate Account are also officers of ARM, ARM Securities, Integrity Capital Advisors, and Integrity. The Separate Account does not pay any amounts to compensate these individuals.